2. BASIS OF PREPARATION: Significant Accounting Estimates and Assumptions (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Significant Accounting Estimates and Assumptions

Significant Accounting Estimates and Assumptions

These consolidated financial statements were prepared in conformity with International Financial Reporting Standards, or IFRS. This requires management to make assumptions, estimates, and judgments that affect the application of policies and reported amounts of assets and liabilities and disclosures of assets and liabilities at the date of the consolidated financial statements, along with reported amounts of expenses and net losses during the period. Actual results may differ from these estimates, and as such, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and in any future periods affected. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the statement of financial position reporting date that could result in a material adjustment to the carrying value of assets and liabilities, if actual results differ from assumptions made, relate to, but are not limited to, the following: